Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the years ended December 31, 2016, 2015, and 2014 are provided below.

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Operating profit	$1,439	$1,635	$2,199
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(44)	(84)	(184)
Interest expenses of Industrial Activities, net of interest income and eliminations	(543)	(479)	(613)
Other, net	(861)	(505)	(313)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$(9)	$567	$1,089

Summary of Operating Segment Information

A summary of additional operating segment information as of and for the years ended December 31, 2016, 2015, and 2014 is as follows:

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Revenues:
Agricultural Equipment	$10,120	$11,025	$15,204
Construction Equipment	2,304	2,542	3,346
Commercial Vehicles	9,553	9,542	10,888
Powertrain	3,707	3,560	4,464
Eliminations and other	(2,015)	(1,992)	(2,704)
Net sales of Industrial Activities	23,669	24,677	31,198
Financial Services	1,570	1,603	1,828
Eliminations and other	(367)	(368)	(471)
Total Revenues	$24,872	$25,912	$32,555
Depreciation and Amortization (*):
Agricultural Equipment	$309	$303	$288
Construction Equipment	69	70	85
Commercial Vehicles	208	198	209
Powertrain	124	123	144
Other activities and adjustments	—	—	(1)
Depreciation and amortization of Industrial Activities	710	694	725
Financial Services	6	5	6
Depreciation and amortization	$716	$699	$731
Expenditures for long-lived assets (*):
Agricultural Equipment	$194	$308	$408
Construction Equipment	36	47	65
Commercial Vehicles	173	182	391
Powertrain	96	112	136
Other activities	2	4	5
Expenditures for long-lived assets of Industrial Activities	501	653	1,005
Financial Services	2	3	17
Expenditures for long-lived assets	$503	$656	$1,022

(*)	Excluding assets sold with buy-back commitments and equipment on operating leases

Schedule Of Revenue By Geographical Area

The following highlights revenues earned from external customers in the rest of the world by destination:

	2016	2015	2014
	(in millions)
United States	$4,628	$5,533	$7,472
France	2,608	2,580	2,913
Italy	2,874	2,524	2,854
Brazil	1,587	1,670	3,708
Germany	1,574	1,565	1,845
Canada	1,182	1,229	1,606
Australia	947	846	926
Spain	921	810	807
Argentina	680	768	570
Poland	435	479	562
Other	6,594	6,900	8,238
Total Revenues from external customers in the rest of world	$24,030	$24,904	$31,501

Schedule Of Long-lived Assets By Geographical Area

The following highlights long-lived tangible and intangible assets by geographic in the rest of the world:

	At December 31,
	2016	2015
	(in millions)
United States	$5,081	$5,202
Italy	1,510	1,580
France	805	794
Spain	625	579
Germany	808	849
Brazil	436	371
Canada	519	441
China	280	313
Other	1,242	1,191
Total Long-lived assets in the rest of the world	$11,306	$11,320

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Years Ended December 31,
	2016	2015	2014
	(in millions)
Agricultural Equipment	$818	$952	$1,770
Construction Equipment	2	90	79
Commercial Vehicles	333	283	29
Powertrain	232	186	223
Eliminations and other	(94)	(79)	(113)
Total Operating profit of Industrial Activities	$1,291	$1,432	$1,988
Financial Services	478	515	554
Eliminations and other	(330)	(312)	(343)
Operating profit	$1,439	$1,635	$2,199